Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (2,252,853,255)	$ (2,255,897,333)	$ (2,262,872,826)
Company restructuring reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Reorganization of Renewable Assets [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(910,437,224)	(910,437,224)	(910,437,224)
Reserves" Reorganization of Renewable Assets" [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(407,354,462)	(407,354,462)	(407,354,462)
Argentine hyperinflation [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	29,263,511	25,649,268	18,688,009
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 14,451,995	$ 15,022,160	$ 15,007,926